INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
NOTE 9 - INTANGIBLE ASSETS, NET

	June 30,
	2020			2021
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Patents and copyrights	$2,620	(907)	1,713	$2,867	(1,468)	1,399

The amortization expenses for the years ended June 30, 2019, 2020 and 2021 were $311, $300 and $316, respectively.
The annual amortization expense relating to the existing intangible assets for the five succeeding years is as follow:

Year ending June 30,
2022	$459
2023	459
2024	301
2025	132
2026	—